Schedule of contract liabilities (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	₨ 863,749	₨ 1,029,978
Advances from customer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	861,238	1,027,588	₨ 622,178
Deferred revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	₨ 2,511	₨ 2,390